Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule of Components of Provision (benefit) for income taxes [Table Text Block]
The Provision (benefit) for income taxes includes:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Current:
Federal	$(41)	$(83)	$15
State	(5)	1	23
Foreign	2	—	—
	(44)	(82)	38
Deferred:
Federal	280	183	(2,004)
State	99	37	(8)
	379	220	(2,012)
Provision (benefit) for income taxes	$335	$138	$(1,974)

Provision for income taxes at federal statutory rate [Table Text Block]
Reconciliations from the Provision (benefit) at statutory rate to recorded Provision (benefit) for income taxes are as follows:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Provision (benefit) at statutory rate	$224	$69	$187
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	29	(73)	(117)
Federal Tax Reform rate change	—	—	(1,932)
State income taxes (net of federal benefit)	74	(10)	(17)
State deferred income tax rate change	—	38	26
Foreign operations – net (including tax effect of Canadian Sale)	2	—	(127)
Federal valuation allowance	3	105	—
Other – net	3	9	6
Provision (benefit) for income taxes	$335	$138	$(1,974)

Deferred tax liabilities and Deferred tax assets [Table Text Block]
Significant components of Deferred income tax liabilities and Deferred income tax assets are as follows:

	December 31,
	2019	2018
	(Millions)
Deferred income tax liabilities:
Property, plant and equipment	$1,921	$2,317
Investments	1,411	295
Other	82	30
Total deferred income tax liabilities	3,414	2,642
Deferred income tax assets:
Accrued liabilities	729	667
Minimum tax credit	29	71
Foreign tax credit	140	140
Federal loss carryovers	544	147
State losses and credits	362	319
Other	147	94
Total deferred income tax assets	1,951	1,438
Less valuation allowance	319	320
Net deferred income tax assets	1,632	1,118
Overall net deferred income tax liabilities	$1,782	$1,524

Reconciliation of unrecognized tax benefits [Table Text Block]	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2019	2018
	(Millions)
Balance at beginning of period	$51	$50
Additions for tax positions of prior years	—	1
Balance at end of period	$51	$51